UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3880

                          WAYNE HUMMER INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

                    300 SOUTH WACKER DRIVE CHICAGO, IL 60606
               (Address of principal executive offices) (zip code)

                          Thomas J. Rowland, President
                          Wayne Hummer Investment Trust
                             300 South Wacker Drive
                                Chicago, IL 60606

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-431-1700

Date of fiscal year end:  March 31, 2004

Date of reporting period:  December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.


                 WAYNE HUMMER GROWTH FUND
                 PORTFOLIO OF INVESTMENTS
                    DECEMBER 31, 2004
                       (Unaudited)


                                                                               NUMBER OF
COMMON STOCKS   (98.5%)                                                          SHARES              VALUE
                                                                                 ------              -----

Consumer Discretionary 10.1%

Borders Group, Inc.                                                              150,000           $3,810,000
Gentex Corporation                                                                70,000            2,591,400
Getty Images, Inc. (a)                                                            25,000            1,721,250
Interpublic Group of Companies, Inc.  (a)                                        185,000            2,479,000
Royal Caribbean Cruises Ltd.                                                     100,000            5,444,000
Tractor Supply Company (a)                                                        45,000            1,674,450
                                                                                                   ----------
                                                                                                   17,720,100

CONSUMER STAPLES 7.5%

American Italian Pasta Company Class A                                            35,000              813,750
CVS Corporation                                                                  100,000            4,507,000
McCormick & Company, Incorporated                                                200,000            7,720,000
                                                                                                   ----------
                                                                                                   13,040,750

ENERGY  1.7%

BJ Services Company                                                               65,000            3,025,100
                                                                                                   ----------
                                                                                                    3,025,100

FINANCIALS 13.8%

Capital One Financial Corporation                                                 50,000            4,210,500
Cincinnati Financial Corporation                                                  94,500            4,182,570
Northern Trust Corporation                                                       140,000            6,801,200
Old Republic International Corporation                                           225,000            5,692,500
TCF Financial Corporation                                                        100,000            3,214,000
                                                                                                   ----------
                                                                                                   24,100,770

HEALTH CARE 21.3%

Biomet, Inc.                                                                      85,000            3,688,150
Cardinal Health, Inc.                                                            100,000            5,815,000
The Cooper Companies, Inc.                                                       126,000            8,894,340
Fisher Scientific International Inc. (a)                                          78,400            4,890,592
Health Management Associates, Inc.                                               175,000            3,976,000
Patterson Companies, Inc. (a)                                                    200,000            8,678,000
STERIS Corporation  (a)                                                           60,000            1,423,200
                                                                                                   ----------
                                                                                                   37,365,282

INDUSTRIALS 20.6%

Avery Dennison Corporation                                                        95,000            5,697,150
H&R Block, Inc.                                                                  100,000            4,900,000
Cintas Corporation                                                               100,000            4,386,000
Fastenal Company                                                                 140,000            8,618,400
IDEX Corporation                                                                  75,000            3,037,500
Illinois Tool Works Inc.                                                          70,000            6,487,600
Regal-Beloit Corporation                                                         100,000            2,860,000
                                                                                                   ----------
                                                                                                   35,986,650

INFORMATION TECHNOLOGY 17.6%

Applied Materials, Inc. (a)                                                      320,000            5,472,000
Fiserv, Inc. (a)                                                                 100,000            4,019,000
Kronos Incorporated (a)                                                          135,000            6,902,550
Molex Incorporated  Class A                                                      100,000            2,665,000
Photronics, Inc. (a)                                                             150,000            2,475,000
QUALCOMM Incorporated                                                            220,000            9,328,000
                                                                                                   ----------
                                                                                                   30,861,550

MATERIALS 5.4%

Pactiv Corporation (a)                                                           145,000          $ 3,667,050
RPM, Inc.                                                                        125,000            2,457,500
Sonoco Products Company                                                          110,000            3,261,500
                                                                                                   ----------
                                                                                                    9,386,050

TELECOMMUNICATION SERVICES 0.5%

Western Wireless Corporation Class A (a)                                          33,500              981,550
                                                                                                   ----------
                                                                                                      981,550

TOTAL COMMON STOCKS                                                                               172,467,802
                                                                                                   ----------
(Cost:  $77,158,048)

 Short-Term Investments   (1.3%)

 Commerical Paper (1.3%)

 State Street Corporation 2.21%, 1/7/05 (Cost: $2,199,201)                                          2,199,201
                                                                                                   ----------
     TOTAL INVESTMENTS  (99.8%)
     (Cost: $79,357,249) (b)                                                                      174,667,003

     CASH AND OTHER ASSETS, LESS LIABILITIES (0.2%)                                                   429,949
                                                                                                   ----------
     NET ASSETS (100.0%)                                                                         $175,096,952
                                                                                                 ============

 NOTES TO PORTFOLIO OF INVESTMENTS:

     (a)  Non-income producing security.

     (b) Based on the cost of investments of $79,357,249 for federal income tax purposes at December 31, 2004, the aggregate gross unrealized appreciation was $97,893,626, the aggregate gross unrealized depreciation was $2,583,872 and the net unrealized appreciation of investments was $95,309,754.


                  WAYNE HUMMER COREPORTFOLIO FUND
                     PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 2004
                            (UNAUDITED)


                                                                                           NUMBER OF
Common Stocks   (97.2%)                                                                      SHARES               VALUE
                                                                                             ------               -----

CONSUMER DISCRETIONARY 11.9%

Comcast Corporation Class A (a)                                                              12,335             $ 410,509
The Home Depot, Inc.                                                                         12,117               517,880
Time Warner Inc. (a)                                                                         25,286               491,560
                                                                                                               ----------
                                                                                                                1,419,949

CONSUMER STAPLES 9.9%

The Coca-Cola Company                                                                         6,195               257,898
The Procter and Gamble Company                                                                6,494               357,690
Wal-Mart Stores, Inc.                                                                        10,854               573,308
                                                                                                               ----------
                                                                                                                1,188,896

ENERGY 7.1%

ChevronTexaco Corporation                                                                     3,568               187,356
ConocoPhillips                                                                                1,176               102,112
Exxon Mobil Corporation                                                                      10,960               561,809
                                                                                                               ----------
                                                                                                                  851,277

FINANCIALS 19.7%

American International Group, Inc.                                                            8,054               528,906
Bank of America Corporation                                                                  12,869               604,715
Citigroup Inc.                                                                               16,339               787,213
J.P. Morgan Chase & Co.                                                                      11,108               433,323
                                                                                                               ----------
                                                                                                                2,354,157

HEALTH CARE 11.8%

Johnson & Johnson                                                                             9,199               583,401
Merck & Co., Inc.                                                                             6,644               213,538
Pfizer Inc.                                                                                  22,769               612,258
                                                                                                               ----------
                                                                                                                1,409,197

INDUSTRIALS 11.7%

3M Company                                                                                    1,999               164,058
General Electric Company                                                                     27,168               991,632
United Parcel Service, Inc. Class B                                                           2,909               248,603
                                                                                                               ----------
                                                                                                                1,404,293

INFORMATION TECHNOLOGY 15.4%

Intel Corporation                                                                            19,748               461,906
International Business Machines Corporation                                                   5,127               505,419
Microsoft Corporation                                                                        32,803               876,168
                                                                                                               ----------
                                                                                                                1,843,493

MATERIALS 3.2%

Dow Chemical Company                                                                          3,827               189,475
Du Pont (E.I. ) de Nemours and Company                                                        4,060               199,143
                                                                                                               ----------
                                                                                                                  388,618

TELECOMMUNICATION SERVICES 3.4%

SBC Communications Inc.                                                                       6,906               177,968
Verizon Communications Inc.                                                                   5,803               235,079
                                                                                                               ----------
                                                                                                                  413,047

UTILITIES 3.1%

Exelon Corporation                                                                            4,603              202,854
The Southern Company                                                                          5,120              171,623
                                                                                                              ----------
                                                                                                              $  374,477
                                                                                                              ----------

TOTAL INVESTMENTS  (97.2%)                                                                                    11,647,404
(Cost:  $11,149,795) (b)
CASH AND OTHER ASSETS, LESS LIABILITIES (2.8%)                                                                   335,755
                                                                                                              ----------
NET ASSETS (100.0%)                                                                                         $ 11,983,159
                                                                                                              ==========


NOTES TO PORTFOLIO OF INVESTMENTS:

(a)  Non-income producing security.

(b) Based on the cost of investments of $11,761,140 for federal income tax purposes at December 31, 2004, the aggregate gross unrealized appreciation was $1,326,221, the aggregate gross unrealized depreciation was $1,439,957 and the net unrealized depreciation of investments was $113,736.

ITEM 2.  CONTROLS AND PROCEDURES.

a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibits (a)(1) and (a)(2).

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         WAYNE HUMMER INVESTMENT TRUST

         By:  /s/ Thomas J. Rowland
              ---------------------------------------
              Thomas J. Rowland, President

         Date: February 28, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         By:  /s/ Thomas J. Rowland
              ---------------------------------------------------------
                Thomas J. Rowland, President  (Principal Executive Officer)

         Date: February 28, 2005

         By:  /s/ Jean M. Maurice
              ---------------------------------------------------------
                Jean M. Maurice, Treasurer and Secretary
                (Principal Financial Officer)

         Date: February 28, 2005